Lease Receivables (Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Leases [Abstract]
Total minimum lease payments receivable	¥ 33,868	¥ 35,891
Unguaranteed residual values	710	877
Unearned income	(2,658)	(3,712)
Executory costs	(16)	(14)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	31,904	33,042
Less, allowance for doubtful receivables	(103)	(107)	¥ (203)	¥ (283)
Capital Leases, Net Investment in Sales Type Leases, Total	31,801	32,935
Less, short-term lease receivables	(10,900)	(11,421)
Long-term lease receivables	20,901	21,514
Capital Leases, Net Investment in Sales Type Leases	¥ 31,801	¥ 32,935